Executive and Supervisory Board Compensation - Payments to/DBO for Former Executive Board Members (Details) - Former Executive Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payments to / DBO for former executive board members [abstract]
Payments	€ 2,054	€ 1,997	€ 1,667
DBO December 31	€ 38,374	€ 39,993	€ 33,935